Share-based payments - Estimated the fair value of the share options granted (Details)							12 Months Ended
	Nov. 16, 2023 Options Y $ / shares	Sep. 08, 2023 Options Y $ / shares	Jun. 12, 2023 Options Y $ / shares	Mar. 22, 2023 Y Options $ / shares	Dec. 20, 2022 Y Options $ / shares	Aug. 15, 2022 Y Options $ / shares	Dec. 31, 2023 Options	Dec. 31, 2022 Options
Share-based payments
Exercise price | $ / shares	$ 12.41	$ 12.38	$ 19.87	$ 13.39	$ 12.46	$ 9.20
Expected volatility	70.00%	69.00%	70.00%	70.00%	71.00%	68.00%
Expected life of options | Y	6	6	6	6	6	6
Risk-free interest rate	4.16%	3.71%	3.22%	3.38%	2.95%	2.76%
Number of share options issued | Options	14,300	7,650	23,450	13,900	4,000	25,200	59,300	29,200